Statements of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2014	$ 62,079	$ 21,142	$ 32,263,890	$ (32,222,953)
Beginning balance, shares at Dec. 31, 2014		211,419,937
Sale of common stock and common stock warrants, related party	2,500,000	$ 3,333	2,496,667
Sale of common stock and common stock warrants to related party, shares		33,333,333
Common shares issued for payment of trade payables	90,000	$ 60	89,940
Common shares issued for payment of trade payables, shares		600,000
Stock-based compensation	1,721,485		1,721,485
Net loss	(3,949,585)			(3,949,585)
Ending balance at Dec. 31, 2015	423,979	$ 24,535	36,571,982	(36,172,538)
Ending balance, shares at Dec. 31, 2015		245,353,270
Sale of common stock and common stock warrants	2,664,900	$ 2,712	2,662,188
Sale of common stock and common stock warrants, shares		27,115,000
Sale of common stock and common stock warrants, related party	2,788,500	$ 2,788	2,785,712
Sale of common stock and common stock warrants to related party, shares		27,885,000
Sale of warrants for cash to related party	47,924		47,924
Issuance of common stock upon warrant exercise	558,000	$ 465	557,535
Issuance of common stock upon warrant exercise, shares		4,650,000
Issuance of common stock upon warrant exercise, related party	3,983,201	$ 4,845	3,978,356
Issuance of common stock to related party upon warrant exercise, shares		48,443,902
Stock-based compensation	3,563,675		3,563,675
Net loss	(7,000,217)			(7,000,217)
Ending balance at Dec. 31, 2016	$ 7,029,962	$ 35,345	$ 50,167,372	$ (43,172,755)
Ending balance, shares at Dec. 31, 2016		353,447,172